Summary of Significant Accounting Policies (Policies)	8 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America ( "US GAAP "), include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant intercompany balances, transactions and cash flows are eliminated on consolidation.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of the Company is United States Dollar. The functional currency of the subsidiaries other than the PRC subsidiaries is Hong Kong dollar. The subsidiaries in the PRC have their local currency, Renminbi, as their functional currency.

In the individual financial statements of the consolidated entities, foreign currency transactions are translated into the functional currency of the individual entity using the exchange rates prevailing at the dates of the transactions. At the reporting date, monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the reporting date retranslation of monetary assets and liabilities are recognized in the consolidated statement of income. Aggregate net foreign currency transaction gain (loss) included in other income were HK$998, (HK$1,164), HK$10,127 and HK$2,102 for the years ended April 30, 2010, 2011, 2012 and the period ended December 31, 2012, respectively.

Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined and are reported as part of the fair value gain or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

In the consolidated financial statements, all individual financial statements originally presented in a currency different from the Company 's reporting currency have been converted into Hong Kong dollars. Assets and liabilities have been translated into Hong Kong dollars at the closing rates at the reporting date. Income and expenses have been converted into the Hong Kong dollars at the exchange rates ruling at the transaction dates, or at the average rates over the reporting period provided that the exchange rates do not fluctuate significantly. Any differences arising from this procedure have been recognized in other comprehensive income and accumulated separately in the shareholders ' equity.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of consolidated financial statements in conformity with the US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates relate to allowances for doubtful accounts, inventory valuation, useful lives of property, plant and equipment, valuation allowance for deferred tax assets and contingencies. Actual results could differ from those estimates made by management.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents include cash at bank and in hand and demand deposits with banks with original maturities of three months or less that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value.

Receivables, Policy [Policy Text Block]
Trade receivables

Trade receivables are stated at the amount management expects to collect from balances outstanding at reporting period end. Based on management 's assessment of the credit history with customers having outstanding balances and current relationships with them, it has concluded that realization losses on balances outstanding at reporting period end will be immaterial.

Premiums Receivable, Allowance for Doubtful Accounts, Estimation Methodology, Policy [Policy Text Block]
Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers ' financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Trade receivables are written off if reasonable collection efforts are not successful.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market. Cost is determined on using the first-in first-out method. Work-in-progress and finished goods comprises of raw materials, direct labour and overhead associated with the manufacturing process. Write down of potentially obsolete or slow-moving inventory are recorded based on management 's analysis of inventory levels.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at acquisition cost less accumulated depreciation and impairment losses. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Depreciation is provided to write off the cost less their residual values over their estimated useful lives, using the straight-line method, at the following rates per annum:

Buildings	5%
Plant and machineries	10% – 100%
Furniture, fixtures and equipment	5% – 20%
Leasehold improvements	15% – 20%
Computer equipment	20% – 33.33%
Motor vehicles	20%
Moulds	20% – 50%

The assets ' estimated residual values, depreciation methods and estimated useful lives are reviewed, and adjusted if appropriate, at each reporting date.

Construction in progress represents assets in the course of construction for production or for its own use purpose. It is stated at cost less any impairment loss and is not depreciated. Cost includes direct costs incurred during the periods on construction, installation and testing plus interest charges arising from borrowings used to finance these assets during the construction period, if any. Construction in progress is reclassified to the appropriate category of property, plant and equipment and depreciation commences when the construction work is completed and the asset is ready for use.

The gain or loss arising on retirement or disposal is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the consolidated statement of income.

All other costs, such as repairs and maintenance are charged to the operations during the financial period in which they are incurred.

Prepaid Lease Payments and Lease Financing, Policy [Policy Text Block]
Prepaid lease payments

Upfront payments made to acquire land held under an operating lease are stated at costs less accumulated amortization and any accumulated impairment losses. The determination if an arrangement is or contains a lease and the lease is an operating lease is detailed as below. Amortization is calculated on a straight line basis over the term of the lease/right of use except where an alternative basis is more representative of the time pattern of benefits to be derived by the Company from use of the land.

Lease, Policy [Policy Text Block]
Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property 's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has both capital leases and operating leases in the periods presented.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Valuation of long-lived assets

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Sales of goods are recognized when goods are shipped, title of goods sold has passed to the purchaser, the price is fixed or determinable as stated on the sales contract, and its collectability is reasonably assured. Customers do not have a general right of return on products shipped. The Company permits the return of damaged or defective products and accounts for these returns as deduction from sales. Products returns to the Company were insignificant during past years.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

The Company presents comprehensive income in accordance with Financial Accounting Standards Board ( "FASB ") Accounting Standards Codification ( "ASC ") 220 "Comprehensive Income ". FASB ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the periods and the foreign currency translation adjustments.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and handling cost

Shipping and handling costs related to the delivery of finished goods are included in selling, general and administrative expenses. For the years ended April 30, 2010, 2011 and 2012 and for the period ended December 31, 2012, shipping and handling costs were HK$11,091, HK$15,549, HK$17,421 and HK$12,474 respectively.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740 "Income taxes ", which requires an entity to recognize deferred tax assets and liabilities using the asset and liability method. Under this method, deferred income taxes are recognized for all temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise 's financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest or penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of income.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Post-retirement and post-employment benefits

The Company contributes to a defined contribution retirement benefit plan under the Mandatory Provident Fund Schemes Ordinance for all of its Hong Kong employees who are eligible to participate in the Mandatory Provident Fund ( "MPF ") Scheme. Contributions are made based on a percentage of the employees " basic salaries.

The employees of the Company 's subsidiaries which operate in the PRC are required to participate in a central pension scheme operated by the local municipal government. PRC subsidiaries are required to contribute certain percentage of its payroll costs to the central pension scheme.

Contributions are recognized as an expense in consolidated statement of income as employees render services during the period. The Company's obligations under these plans are limited to the fixed percentage contributions payable.

Earnings Per Share, Policy [Policy Text Block]
Net income per share

Basic net income per share is computed by dividing net income available to ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share gives effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. In computing the dilutive effect of potential ordinary shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Derivatives, Policy [Policy Text Block]
Derivatives

Derivatives are carried at fair value and are reported as other current assets when the Company has a contractual right to receive cash from the counterparty that are potentially favorable to the Company and as accrued and other current liabilities where the Company has a contractual obligation to deliver cash to a counterparty that are potentially unfavorable to the Company.

If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item are recognized in the consolidated statement of income and comprehensive income. If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income and are recognized in the consolidated statement of income and comprehensive income when the hedged item affects net income. If a derivative does not qualify as a hedge, it is marked to fair value through the consolidated statement of income and comprehensive income.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

The Company has adopted FASB ASC 820 "Fair Value Measurements and Disclosures " which defines fair value, establishes a framework for measuring fair value in the US GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

Its establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.

Level 2 -
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting pronouncements

The FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ( "ASU 2011-04 "). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among other matters, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity 's shareholders ' equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy. The adoption of ASU 2011-04 on January 1, 2012 did not have a material effect on the Company 's consolidated financial statements.

The FASB has issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU amends the FASB Accounting Standards CodificationTM (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and the adoption did not have a material impact on the Company's financial position, results of operations and cash.

The FASB issued Accounting Standards Update (ASU) No. 2012-02, Intangibles  - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

The FASB has issued Accounting Standards Update (ASU) No. 2011-11 Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities. The amendments in this Update will enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. This information will enable users of an entity 's financial statements to evaluate the effect or potential effect of netting arrangements on an entity 's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The FASB has issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU amended its guidance regarding presentation of comprehensive income. The amendment eliminates the option to present items of other comprehensive income in the statement of changes in equity and requires an entity to present the components of net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements. The Company adopted this amendment on January 1, 2012. The adoption did not have a material impact on the Company's financial position, results of operations and cash.